                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                         EXTRACT ANNUAL REPORT FOR THE
                   FIRST AMERICAN ASSET MANAGEMENT PORTFOLIOS

                                JANUARY 31, 1999

                                 [POLARIS LOGO]

         THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS
                     OF THE POLARIS PLUS VARIABLE ANNUITY.

---------------------

                        DEAR INVESTOR:

                  We are pleased to present our annual report for the First
                American Asset Management Portfolios in the SunAmerica Series Trust, one of the underlying trusts for the variable annuities issued by Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. Please keep in mind that while several of the SunAmerica Life companies' annuity products have the SunAmerica Series Trust in common as an underlying investment, not all of the Series' Portfolios are available in all of the products.

                  During the period covered in this report, the U.S. stock
                market advanced, with most major market indices reflecting a continuation of the positive momentum experienced during the latter part of 1998. Growth-oriented stocks continued to outperform value-oriented stocks and narrow market leadership was held by the largest and most highly valued stocks. International equities enjoyed robust gains in December, but stalled in January, while European bond markets rallied in response to cuts in interest rates in a number of countries across the region.

                  We appreciate the opportunity to serve your investment needs and look forward to reporting to you again in six months.

                Sincerely,

                /s/ ELI BROAD
                --------------------------------------
                Eli Broad
                Chairman and Chief Executive Officer
                Anchor National Life Insurance Company

                March 17, 1999

                -------------------------------------------------

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including currency fluctuations, political and social instability, differing securities regulations and accounting standards, and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Investments in securities related to gold and other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial, and political factors. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO              Investment Portfolio -- January 31, 1999

                       COMMON STOCK -- 96.8%                                          SHARES        VALUE
                       --------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 8.6%
                       Apparel & Textiles -- 0.2%
                       Fruit Of The Loom, Inc., Class A+...........................       100    $     1,450
                       Liz Claiborne, Inc. ........................................       100          3,825
                       Nike, Inc., Class B.........................................       300         13,725
                       Reebok International Ltd.+..................................       100          1,488
                       V.F. Corp. .................................................       100          4,262
                       Venator Group, Inc.+........................................       100            513
                       Automotive -- 1.7%
                       Cooper Tire & Rubber........................................       100          2,144
                       Crane Co. ..................................................       100          2,719
                       Dana Corp. .................................................       200          8,225
                       Ford Motor Co. .............................................     1,300         79,869
                       General Motors Corp. .......................................       700         62,825
                       Genuine Parts Co. ..........................................       200          6,375
                       Goodyear Tire & Rubber Co. .................................       200          9,800
                       Navistar International Corp., Inc. .........................       100          3,406
                       PACCAR, Inc. ...............................................       100          4,362
                       TRW, Inc. ..................................................       100          4,806
                       Housing -- 1.4%
                       Black & Decker Corp. .......................................       100          5,300
                       Cooper Industries, Inc. ....................................       100          4,144
                       Home Depot, Inc. ...........................................     1,500         90,562
                       Lowe's Cos., Inc. ..........................................       400         23,325
                       Masco Corp. ................................................       400         12,925
                       Maytag Corp. ...............................................       100          6,319
                       Owens Corning Co. ..........................................       100          3,575
                       Sherwin-Williams Co. .......................................       200          5,125
                       Snap-On, Inc. ..............................................       100          3,400
                       Stanley Works...............................................       100          2,519
                       Retail -- 5.3%
                       Albertsons, Inc. ...........................................       300         18,300
                       American Greetings Corp., Class A...........................       100          3,950
                       American Stores Co. ........................................       300         10,875
                       AutoZone, Inc.+.............................................       200          6,775
                       Circuit City Stores, Inc. ..................................       100          5,525
                       Consolidated Stores Corp.+..................................       100          1,669
                       Costco Cos., Inc.+..........................................       200         16,575
                       CVS Corp. ..................................................       400         21,900
                       Dayton Hudson Corp. ........................................       500         31,875
                       Dillards, Inc., Class A.....................................       100          2,481
                       Dollar General Corp. .......................................       200          4,988
                       Federated Department Stores, Inc.+..........................       200          8,363
                       Fred Meyer, Inc.+...........................................       200         12,500
                       Gap, Inc. ..................................................       600         38,512
                       Harcourt General, Inc. .....................................       100          4,800
                       International Flavors & Fragrances, Inc. ...................       100          4,363
                       Kmart Corp.+................................................       500          8,781
                       Kohl's Corp.+...............................................       200         13,550
                       Kroger Co.+.................................................       300         19,050

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Limited, Inc. ..............................................       200    $     6,825
                       May Department Stores Co. ..................................       200         12,075
                       Newell Co. .................................................       200          8,313
                       Nordstrom, Inc. ............................................       200          8,325
                       Penney (J.C.), Inc. ........................................       300         11,756
                       Pep Boys Manny, Moe & Jack..................................       100          1,575
                       Rite Aid Corp. .............................................       300         14,737
                       Safeway, Inc.+..............................................       500         28,062
                       Sears, Roebuck & Co. .......................................       400         16,050
                       SUPERVALU, Inc. ............................................       100          2,744
                       TJX Cos., Inc. .............................................       300          8,869
                       Wal-Mart Stores, Inc. ......................................     2,300        197,800
                       Walgreen Co. ...............................................       500         31,250
                       Winn-Dixie Stores, Inc. ....................................       200          9,137
                                                                                                 ------------
                                                                                                     959,338
                                                                                                 ------------
                       CONSUMER STAPLES -- 8.6%
                       Food, Beverage & Tobacco -- 5.4%
                       Anheuser-Busch Cos., Inc. ..................................       500         35,344
                       Archer-Daniels-Midland Co. .................................       600          9,075
                       Bestfoods...................................................       300         15,094
                       Brown-Forman Corp., Class B.................................       100          7,219
                       Campbell Soup Co. ..........................................       500         23,469
                       Coca-Cola Co. ..............................................     2,600        170,137
                       Coca-Cola Enterprises, Inc. ................................       400         14,150
                       ConAgra, Inc. ..............................................       500         16,250
                       General Mills, Inc. ........................................       200         16,787
                       H.J. Heinz & Co. ...........................................       400         22,525
                       Hershey Foods Corp. ........................................       100          5,625
                       Kellogg Co. ................................................       400         16,350
                       PepsiCo, Inc. ..............................................     1,500         58,594
                       Philip Morris Cos., Inc. ...................................     2,500        117,500
                       Quaker Oats Co. ............................................       100          5,563
                       Ralston-Purina Group........................................       300          8,212
                       RJR Nabisco Holdings Corp. .................................       300          8,100
                       Sara Lee Corp. .............................................     1,000         25,500
                       SYSCO Corp. ................................................       400         10,900
                       UST, Inc. ..................................................       200          6,300
                       Wm Wrigley Jr. Co. .........................................       100          9,362
                       Household Products -- 3.2%
                       Alberto Culver Co., Class B.................................       100          2,575
                       Avon Products, Inc. ........................................       300         11,081
                       Clorox Co. .................................................       100         12,513
                       Colgate-Palmolive Co. ......................................       300         24,131
                       Fort James Corp. ...........................................       200          7,175
                       Fortune Brands, Inc. .......................................       200          6,650
                       Gillette Co. ...............................................     1,200         70,500
                       Kimberly-Clark Corp. .......................................       600         29,887
                       Owens-Illinois, Inc.+.......................................       200          5,850
                       Procter & Gamble Co. .......................................     1,400        127,225
                       Tupperware Corp. ...........................................       100          2,056
                       Unilever NV.................................................       700         53,550
                       Whirlpool Corp. ............................................       100          4,494
                                                                                                 ------------
                                                                                                     959,743
                                                                                                 ------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       ENERGY -- 5.4%
                       Energy Services -- 0.6%
                       Baker Hughes, Inc. .........................................       300    $     5,063
                       Coastal Corp. ..............................................       200          5,962
                       Halliburton Co. ............................................       500         14,844
                       Helmerich & Payne, Inc. ....................................       100          1,756
                       Occidental Petroleum Corp. .................................       400          6,025
                       Oryx Energy Co.+............................................       100          1,219
                       Rowan Cos., Inc.+...........................................       100            881
                       Schlumberger Ltd. ..........................................       600         28,575
                       Energy Sources -- 4.8%
                       Amerada Hess Corp. .........................................       100          4,750
                       Anadarko Petroleum Corp. ...................................       100          2,706
                       Apache Corp. ...............................................       100          1,925
                       Atlantic Richfield Co. .....................................       300         17,212
                       BP Amoco PLC ADR............................................       661         53,624
                       Burlington Resources, Inc. .................................       200          6,050
                       Chevron Corp. ..............................................       700         52,325
                       Exxon Corp. ................................................     2,500        176,094
                       Mobil Corp. ................................................       800         70,150
                       Phillips Petroleum Co. .....................................       300         11,587
                       Royal Dutch Petroleum Co. ..................................     2,200         88,137
                       Sonat, Inc. ................................................       100          2,575
                       Sunoco, Inc. ...............................................       100          3,513
                       Texaco, Inc. ...............................................       600         28,425
                       Union Pacific Resources Group, Inc. ........................       300          2,419
                       Unocal Corp. ...............................................       300          8,550
                       USX-Marathon Group, Inc. ...................................       300          6,825
                                                                                                 ------------
                                                                                                     601,192
                                                                                                 ------------
                       FINANCE -- 14.9%
                       Banks -- 5.5%
                       Bank of New York Co., Inc. .................................       800         28,400
                       Bank One Corp. .............................................     1,200         62,850
                       BankAmerica Corp. ..........................................     1,800        120,375
                       BankBoston Corp. ...........................................       300         11,081
                       Bankers Trust New York Corp. ...............................       100          8,700
                       BB&T Corp. .................................................       300         11,475
                       Chase Manhattan Corp. ......................................       900         69,244
                       Comerica, Inc. .............................................       200         12,488
                       Fifth Third Bancorp.........................................       300         20,531
                       First Union Corp. ..........................................     1,000         52,625
                       Fleet Financial Group, Inc. ................................       600         26,587
                       Golden West Financial Corp. ................................       100          9,388
                       Huntington Bancshares, Inc. ................................       200          6,225
                       KeyCorp. ...................................................       500         15,937
                       Mellon Bank Corp. ..........................................       300         20,100
                       Mercantile Bancorp, Inc. ...................................       200          8,988
                       National City Corp. ........................................       300         21,319
                       Northern Trust Corp. .......................................       100          8,656
                       PNC Bank Corp. .............................................       300         15,356
                       Regions Financial Corp. ....................................       200          7,675
                       Summit Bancorp..............................................       200          8,163
                       SunTrust Banks, Inc. .......................................       200         14,087
                       Synovus Financial Corp. ....................................       300          7,500

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       U.S. Bancorp................................................       800    $    26,950
                       Union Planters Corp. .......................................       100          4,550
                       Wachovia Corp. .............................................       200         17,725
                       Financial Services -- 6.4%
                       American Express Co. .......................................       500         51,437
                       Associates First Capital Corp., Class A.....................       800         32,450
                       Bear Stearns Cos., Inc. ....................................       100          4,713
                       Capital One Financial Corp. ................................       100         13,237
                       Charles Schwab Corp. .......................................       400         28,125
                       Citigroup, Inc. ............................................     2,400        134,550
                       Countrywide Credit Industries, Inc. ........................       100          4,750
                       Dun & Bradstreet Corp. .....................................       200          6,100
                       Federal Home Loan Mortgage Corp. ...........................       700         43,400
                       Federal National Mortgage Association.......................     1,100         80,162
                       Household International, Inc. ..............................       500         21,969
                       Lehman Brothers Holdings, Inc. .............................       100          5,469
                       MBIA, Inc. .................................................       100          6,556
                       MBNA Corp. .................................................       800         22,350
                       Merrill Lynch & Co., Inc. ..................................       400         30,400
                       Morgan (J.P.) & Co., Inc. ..................................       200         21,100
                       Morgan Stanley, Dean Witter & Co. ..........................       600         52,087
                       Paychex, Inc. ..............................................       200          9,738
                       Providian Financial Corp. ..................................       150         15,122
                       Republic New York Corp. ....................................       100          3,663
                       SLM Holding Corp. ..........................................       200          8,813
                       State Street Corp. .........................................       200         14,300
                       The Hartford Financial Services Group, Inc. ................       200         10,387
                       Transamerica Corp. .........................................       200         11,200
                       Washington Mutual, Inc. ....................................       600         25,200
                       Wells Fargo Co. ............................................     1,700         59,394
                       Insurance -- 3.0%
                       Aetna, Inc. ................................................       200         18,025
                       Allstate Corp. .............................................       900         33,806
                       American General Corp. .....................................       300         21,394
                       American International Group, Inc.*.........................     1,271        130,834
                       Aon Corp. ..................................................       200         10,150
                       Chubb Corp. ................................................       200         11,750
                       CIGNA Corp. ................................................       200         16,475
                       Cincinnati Financial Corp. .................................       200          6,587
                       Conseco, Inc. ..............................................       300          9,281
                       Jefferson-Pilot Corp. ......................................       100          7,575
                       Lincoln National Corp. .....................................       100          8,331
                       Marsh & McLennan Cos., Inc. ................................       300         18,862
                       MGIC Investment Corp. ......................................       100          3,663
                       Progressive Corp. ..........................................       100         12,494
                       Provident Cos., Inc. .......................................       100          4,287
                       SAFECO Corp. ...............................................       100          3,888
                       St. Paul Cos., Inc. ........................................       200          5,875
                       Torchmark, Inc. ............................................       100          3,281
                       UNUM Corp. .................................................       100          6,044
                                                                                                 ------------
                                                                                                   1,666,249
                                                                                                 ------------
                       HEALTHCARE -- 12.1%
                       Drugs -- 8.2%
                       Allergan, Inc. .............................................       100          7,688
                       ALZA Corp.+.................................................       100          5,056

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       American Home Products Corp. ...............................     1,400    $    82,162
                       Bristol-Myers Squibb Co. ...................................     1,000        128,187
                       Cardinal Health, Inc. ......................................       200         14,788
                       Lilly (Eli) & Co............................................     1,100        103,056
                       Merck & Co., Inc. ..........................................     1,200        176,100
                       Monsanto Co. ...............................................       600         28,537
                       Pfizer, Inc. ...............................................     1,400        180,075
                       Pharmacia & Upjohn, Inc. ...................................       500         28,750
                       Pioneer Hi-Bred International, Inc. ........................       300          8,494
                       Schering-Plough Corp. ......................................     1,500         81,750
                       Warner-Lambert Co. .........................................       900         64,969
                       Health Services -- 0.6%
                       Columbia/HCA Healthcare Corp. ..............................       700         12,688
                       HCR Manor Care, Inc.+.......................................       100          2,675
                       HEALTHSOUTH Corp.+..........................................       400          5,425
                       Humana, Inc. ...............................................       200          3,575
                       IMS Health, Inc. ...........................................       400         14,650
                       McKesson HBOC, Inc. ........................................       185         13,898
                       Tenet Healthcare Corp.+.....................................       300          6,225
                       United HealthCare Corp. ....................................       200          8,950
                       Medical Products -- 3.3%
                       Abbott Laboratories, Inc. ..................................     1,600         74,300
                       Amgen, Inc.+................................................       300         38,344
                       Bard (C.R.), Inc. ..........................................       100          5,063
                       Bausch & Lomb, Inc. ........................................       100          6,137
                       Baxter International, Inc. .................................       300         21,281
                       Becton Dickinson & Co. .....................................       300         10,725
                       Biomet, Inc. ...............................................       100          3,663
                       Boston Scientific Corp.+....................................       400          9,775
                       Guidant Corp. ..............................................       400         23,575
                       Johnson & Johnson Co. ......................................     1,400        119,000
                       Mallinckrodt, Inc. .........................................       100          3,494
                       Medtronic, Inc. ............................................       500         39,844
                       Perkin-Elmer Corp. .........................................       100          9,506
                       St. Jude Medical, Inc.+.....................................       100          2,606
                                                                                                 ------------
                                                                                                   1,345,011
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 9.0%
                       Aerospace & Military Technology -- 1.3%
                       Allied Signal, Inc. ........................................       600         23,400
                       Boeing Co. .................................................     1,100         38,019
                       General Dynamics Corp. .....................................       100          5,813
                       Goodrich (B.F.) Co. ........................................       100          3,400
                       Lockheed Martin Corp. ......................................       400         14,100
                       Northrop Grumman Corp. .....................................       100          5,700
                       Raytheon Co., Class B.......................................       400         22,375
                       Rockwell Intl. Corp. .......................................       200          8,687
                       United Technologies Corp. ..................................       200         23,887
                       Business Services -- 1.4%
                       Browning-Ferris Industries, Inc. ...........................       200          5,500
                       Cendant Corp.+..............................................       900         19,575
                       Centex Corp. ...............................................       100          4,319
                       Ceridian Corp.+.............................................       100          7,937
                       DeLuxe Corp. ...............................................       100          3,563
                       Ecolab, Inc. ...............................................       100          3,875
                       Electronic Data Systems Corp. ..............................       500         26,219

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                                        6

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Equifax, Inc. ..............................................       200    $     7,912
                       First Data Corp. ...........................................       500         19,156
                       Fluor Corp. ................................................       100          3,813
                       Franklin Resources, Inc. ...................................       300         10,050
                       H&R Block, Inc. ............................................       100          4,387
                       Johnson Controls, Inc. .....................................       100          6,444
                       R.R. Donnelley & Sons Co. ..................................       100          3,769
                       Service Corp. International.................................       300          4,762
                       Waste Management, Inc. .....................................       600         29,962
                       Electrical Equipment -- 3.2%
                       Danaher Corp. ..............................................       100          5,350
                       General Electric Co. .......................................     3,400        356,575
                       Machinery -- 0.7%
                       Case Corp. .................................................       100          1,894
                       Caterpillar, Inc. ..........................................       400         17,325
                       Deere & Co. ................................................       300          9,769
                       Dover Corp. ................................................       200          6,212
                       Grainger (W. W.), Inc. .....................................       100          4,075
                       Illinois Tool Works, Inc. ..................................       300         18,094
                       Ingersoll-Rand Co. .........................................       200          9,500
                       ITT Industries, Inc. .......................................       100          4,006
                       Pall Corp. .................................................       100          2,319
                       Parker Hannifin Corp. ......................................       100          3,075
                       Thermo Electron Corp.+......................................       200          3,325
                       Multi-Industry -- 1.7%
                       Berkshire Hathaway, Inc., Class B+..........................        10         21,500
                       Corning, Inc. ..............................................       200          9,750
                       Dominion Resources, Inc. ...................................       200          8,950
                       Eaton Corp. ................................................       100          6,962
                       Loews Corp. ................................................       100          8,419
                       McDermott International, Inc. ..............................       100          2,069
                       Minnesota Mining & Manufacturing Co. .......................       400         31,050
                       Raychem Corp. ..............................................       100          2,513
                       Seagram Co., Ltd. ..........................................       400         18,950
                       Tenneco, Inc. ..............................................       200          6,175
                       Textron, Inc. ..............................................       200         14,887
                       Tyco International Ltd. ....................................       700         53,944
                       Transportation -- 0.7%
                       Burlington Northern Santa Fe Corp. .........................       500         17,312
                       CSX Corp. ..................................................       200          8,050
                       FDX Corp.+..................................................       200         16,338
                       Laidlaw, Inc. ..............................................       300          2,550
                       Norfolk Southern Corp. .....................................       400         11,025
                       Ryder System, Inc. .........................................       100          2,438
                       Union Pacific Corp. ........................................       300         15,431
                                                                                                 ------------
                                                                                                   1,006,456
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 4.5%
                       Broadcasting & Media -- 2.4%
                       CBS Corp.+..................................................       700         23,800
                       Clear Channel Communications, Inc.+.........................       300         18,562
                       Dow Jones & Co., Inc. ......................................       100          4,475
                       Gannett Co., Inc. ..........................................       300         19,744
                       Interpublic Group of Cos., Inc. ............................       100          7,913
                       King World Productions, Inc.+...............................       100          2,738

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Knight Ridder, Inc. ........................................       100    $     4,775
                       McGraw-Hill Cos., Inc. .....................................       100         10,812
                       MediaOne Group, Inc.+.......................................       600         33,637
                       Meredith Corp. .............................................       100          3,725
                       New York Times Co., Class A.................................       200          6,863
                       Omnicom Group, Inc. ........................................       200         12,800
                       Time Warner, Inc. ..........................................     1,200         75,000
                       Times Mirror Co., Series A..................................       100          5,506
                       Tribune Co. ................................................       100          6,394
                       Viacom, Inc., Class B+......................................       400         34,000
                       Entertainment Products -- 0.4%
                       Brunswick Corp. ............................................       100          2,469
                       Eastman Kodak Co. ..........................................       300         19,612
                       Hasbro, Inc. ...............................................       100          3,719
                       Mattel, Inc. ...............................................       300          6,806
                       Rubbermaid, Inc. ...........................................       200          6,450
                       Toys "R" Us, Inc.+..........................................       300          4,500
                       Leisure & Tourism -- 1.7%
                       AMR Corp.+..................................................       200         11,750
                       Darden Restaurants, Inc. ...................................       100          1,875
                       Delta Air Lines, Inc. ......................................       100          5,456
                       Disney (Walt) Co. ..........................................     2,100         69,300
                       Harrah's Entertainment, Inc.+...............................       100          1,488
                       Hilton Hotels Corp. ........................................       300          4,331
                       Marriott International, Inc., Class A.......................       300         10,537
                       McDonald's Corp. ...........................................       700         55,169
                       Mirage Resorts, Inc.+.......................................       200          2,863
                       Park Place Entertainment Corp. .............................       300          2,044
                       Southwest Airlines Co. .....................................       300          8,063
                       Tricon Global Restaurants, Inc.+............................       200          9,512
                       USAirways Group, Inc.+......................................       100          4,975
                       Wendy's International, Inc. ................................       100          2,381
                                                                                                 ------------
                                                                                                     504,044
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 21.5%
                       Communication Equipment -- 0.8%
                       3Com Corp.+.................................................       400         18,800
                       Andrew Corp.+...............................................       100          1,813
                       Northern Telecom Ltd. ADR...................................       700         44,187
                       Novell, Inc.+...............................................       400          8,150
                       Scientific-Atlanta, Inc. ...................................       100          3,113
                       Tellabs, Inc.+..............................................       200         17,150
                       Computers & Business Equipment -- 8.1%
                       Apple Computer, Inc.+.......................................       100          4,119
                       Avery Dennison Corp. .......................................       100          4,944
                       Cabletron Systems, Inc.+....................................       200          2,088
                       Cisco Systems, Inc.+........................................     1,600        178,500
                       Compaq Computer Corp. ......................................     1,700         80,962
                       Computer Sciences Corp.+....................................       200         13,713
                       Data General Corp.+.........................................       100          1,956
                       Dell Computer Corp.+........................................     1,300        130,000
                       EMC Corp.+..................................................       500         54,437
                       Gateway 2000, Inc.+.........................................       200         15,450
                       Harris Corp. ...............................................       100          3,750
                       Hewlett-Packard Co. ........................................     1,100         86,212
                       IKON Office Solutions, Inc. ................................       100          1,600

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment (continued)
                       International Business Machines Corp. ......................     1,000    $   183,250
                       Moore Corp., Ltd............................................       100          1,156
                       Pitney Bowes, Inc. .........................................       300         20,644
                       Seagate Technology, Inc.+...................................       300         12,206
                       Silicon Graphics, Inc.......................................       200          4,150
                       Staples, Inc.+..............................................       450         12,881
                       Sun Microsystems, Inc.+.....................................       400         44,700
                       Unisys Corp.+...............................................       300          9,938
                       Xerox Corp. ................................................       300         37,200
                       Electronics -- 4.0%
                       Advanced Micro Devices, Inc.+...............................       100          2,294
                       AMP, Inc. ..................................................       200         10,525
                       Applied Materials, Inc.+....................................       400         25,275
                       Conexant Systems Inc.+......................................       100          1,819
                       Emerson Electric Co. .......................................       500         29,094
                       Honeywell, Inc. ............................................       100          6,519
                       Intel Corp. ................................................     1,800        253,687
                       KLA-Tencor Corp.+...........................................       100          5,775
                       LSI Logic Corp.+............................................       100          2,787
                       Micron Technology, Inc.+....................................       200         15,625
                       Motorola, Inc. .............................................       600         43,350
                       National Semiconductor Corp.+...............................       200          2,587
                       Tandy Corp. ................................................       100          5,400
                       Texas Instruments, Inc. ....................................       400         39,550
                       Thomas & Betts Corp. .......................................       100          4,419
                       Software -- 5.3%
                       Adobe Systems, Inc. ........................................       100          4,775
                       Automatic Data Processing, Inc. ............................       600         25,537
                       BMC Software, Inc. .........................................       200          9,337
                       Computer Associates International, Inc. ....................       600         30,375
                       Microsoft Corp.+............................................       600        455,000
                       Momentum Business Applications, Inc., Class A+..............         4             45
                       Oracle Corp.+...............................................     1,000         55,375
                       Parametric Technology Corp.+................................       300          3,919
                       PeopleSoft, Inc.+...........................................       200          3,963
                       Telecommunications -- 3.3%
                       AirTouch Communications, Inc.+..............................       600         57,937
                       ALLTEL Corp. ...............................................       300         19,369
                       Ascend Communications, Inc.+................................       200         17,463
                       Comcast Corp., Class A......................................       400         27,194
                       Frontier Corp. .............................................       200          7,225
                       General Instrument Corp.+...................................       200          7,100
                       Lucent Technologies, Inc. ..................................     1,400        157,587
                       Nextel Communications, Inc., Class A+.......................       300          9,600
                       Tele-Communications, Inc., Series A+........................       500         34,281
                       U.S. West, Inc. ............................................       500         30,844
                                                                                                 ------------
                                                                                                   2,402,701
                                                                                                 ------------
                       MATERIALS -- 2.5%
                       Chemicals -- 1.2%
                       Air Products & Chemicals, Inc. .............................       200          6,725
                       Ashland, Inc. ..............................................       100          4,750
                       Dow Chemical Co. ...........................................       200         17,612
                       du Pont (E.I.) de Nemours & Co. ............................     1,200         61,425
                       Eastman Chemical Co. .......................................       100          4,062
                       Engelhard Corp. ............................................       200          3,913

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Chemicals (continued)
                       Great Lakes Chemical Corp. .................................       100    $     3,788
                       Hercules, Inc. .............................................       100          2,694
                       Morton International, Inc. .................................       100          2,588
                       Nalco Chemical Co. .........................................       100          2,750
                       Praxair, Inc. ..............................................       200          6,462
                       Rohm & Haas Co. ............................................       200          6,200
                       Sigma-Aldrich Corp. ........................................       100          2,850
                       Union Carbide Corp. ........................................       100          3,956
                       W.R. Grace & Co.+...........................................       100          1,369
                       Forest Products -- 0.6%
                       Bemis Co., Inc. ............................................       100          3,400
                       Boise Cascade Corp. ........................................       100          3,006
                       Champion International Corp. ...............................       100          3,506
                       Georgia-Pacific Group.......................................       100          6,450
                       International Paper Co. ....................................       300         11,869
                       Louisiana-Pacific Corp. ....................................       100          2,006
                       Mead Corp. .................................................       100          2,863
                       Sealed Air Corp.+...........................................       100          5,306
                       Temple-Inland, Inc. ........................................       100          5,706
                       Union Camp Corp. ...........................................       100          6,169
                       Westvaco Corp. .............................................       100          2,206
                       Weyerhaeuser Co. ...........................................       200         10,825
                       Willamette Industries, Inc. ................................       100          3,500
                       Metals & Minerals -- 0.7%
                       Alcan Aluminium Ltd. .......................................       200          5,112
                       Alcoa, Inc. ................................................       200         16,725
                       Allegheny Teldyne, Inc. ....................................       200          4,050
                       Barrick Gold Corp. .........................................       400          7,625
                       Battle Mountain Gold Co. ...................................       200            738
                       Bethlehem Steel Corp.+......................................       100            863
                       Crown, Cork & Seal Co., Inc. ...............................       100          3,169
                       Cyprus Amax Minerals Co. ...................................       100            956
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       200          1,975
                       Homestake Mining Co. .......................................       200          1,888
                       Inco Ltd. ..................................................       200          2,112
                       Newmont Mining Corp. .......................................       200          3,537
                       Nucor Corp. ................................................       100          4,900
                       Phelps Dodge Corp. .........................................       100          4,344
                       Placer Dome, Inc. ..........................................       300          3,356
                       PPG Industries, Inc. .......................................       200         10,750
                       Reynolds Metals Co. ........................................       100          4,887
                       Timken Co...................................................       100          2,169
                       USX-US Steel Group, Inc. ...................................       100          2,606
                       Worthington Industries, Inc. ...............................       100          1,388
                                                                                                 ------------
                                                                                                     281,106
                                                                                                 ------------
                       UTILITIES -- 9.7%
                       Electric Utilities -- 1.9%
                       AES Corp.+..................................................       200          6,737
                       Ameren Corp. ...............................................       100          3,925
                       American Electric Power Co., Inc. ..........................       200          8,762
                       Baltimore Gas & Electric Co. ...............................       200          5,450
                       Carolina Power & Light Co. .................................       200          8,325
                       Central & South West Corp. .................................       200          5,288
                       Cinergy Corp. ..............................................       200          6,263
                       Consolidated Edison, Inc. ..................................       200          9,887

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Electric Utilities (continued)
                       DTE Energy Co. .............................................       200    $     8,100
                       Duke Energy Corp. ..........................................       400         24,725
                       Edison International........................................       400         11,125
                       Entergy Corp. ..............................................       300          8,831
                       FirstEnergy Corp. ..........................................       200          6,213
                       FPL Group, Inc. ............................................       200         10,975
                       GPU, Inc. ..................................................       100          4,263
                       Houston Industries, Inc. ...................................       300          9,112
                       New Century Energies, Inc. .................................       100          4,400
                       Niagara Mohawk Power Corp.+.................................       200          3,063
                       Northern States Power Co. ..................................       200          5,388
                       PP&L Resources, Inc. .......................................       200          5,338
                       PacifiCorp..................................................       300          6,169
                       PECO Energy Co. ............................................       200          7,637
                       Public Service Enterprise Group, Inc. ......................       200          7,937
                       Southern Co. ...............................................       700         18,856
                       Texas Utilities Co. ........................................       300         13,181
                       Unicom Corp. ...............................................       200          7,125
                       Gas & Pipeline Utilities -- 0.6%
                       Columbia Gas Energy Group, Inc. ............................       100          5,175
                       Consolidated Natural Gas Co. ...............................       100          5,131
                       Enron Corp. ................................................       300         19,800
                       Pacific Gas & Electric Corp. ...............................       400         12,775
                       Sempra Energy...............................................       300          6,900
                       Williams Cos., Inc. ........................................       400         13,200
                       Telephone -- 7.2%
                       Ameritech Corp. ............................................     1,100         71,638
                       AT&T Corp. .................................................     1,900        172,425
                       Bell Atlantic Corp. ........................................     1,600         96,000
                       BellSouth Corp. ............................................     2,000         89,250
                       GTE Corp. ..................................................     1,000         67,500
                       MCI WorldCom, Inc.+.........................................     1,900        151,525
                       SBC Communications, Inc. ...................................     2,000        108,000
                       Sprint Corp. ...............................................       400         33,400
                       Sprint Corp. (PCS Group)+...................................       400         12,750
                                                                                                 ------------
                                                                                                   1,082,544
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $9,651,519)...............               10,808,384
                                                                                                 ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 3.1%                   AMOUNT        VALUE
                       --------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 3.1%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 4.00%, dated 01/29/99, to be repurchased
                         02/01/99 in the amount of $352,117 and collateralized by
                         $350,000 of U.S. Treasury Notes, bearing interest at
                         5.88%, due 08/31/99 and having an approximate aggregate
                         value of $360,938
                         (cost $352,000)...........................................  $352,000    $    352,000
                                                                                                 ------------
                       TOTAL INVESTMENTS --
                         (cost $10,003,519)                                    99.9%               11,160,384
                       Other assets less liabilities --                         0.1                     7,329
                                                                            -------              ------------
                       NET ASSETS --                                          100.0%             $ 11,167,713
                                                                            =======              ============

              -----------------------------

              + Non-income producing securities
              * Security represents an investment in an affiliated company ADR -- American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO             INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                       COMMON STOCK -- 75.4%                                          SHARES       VALUE
                       ------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.3%
                       Automotive -- 2.9%
                       Ford Motor Co. .............................................      2,500  $  153,594
                       Retail -- 4.4%
                       Intimate Brands, Inc., Class A..............................      4,500     179,437
                       Penney (J.C.), Inc. ........................................      1,400      54,863
                                                                                                -----------
                                                                                                   387,894
                                                                                                -----------
                       CONSUMER STAPLES -- 9.4%
                       Food, Beverage & Tobacco -- 4.8%
                       ConAgra, Inc. ..............................................      1,300      42,250
                       PepsiCo, Inc. ..............................................      1,300      50,781
                       Philip Morris Cos., Inc. ...................................      2,300     108,100
                       Sara Lee Corp. .............................................      2,000      51,000
                       Household Products -- 4.6%
                       Colgate-Palmolive Co. ......................................        900      72,394
                       Kimberly-Clark Corp. .......................................      2,000      99,625
                       Newell Co. .................................................      1,700      70,656
                                                                                                -----------
                                                                                                   494,806
                                                                                                -----------
                       ENERGY -- 9.5%
                       Energy Sources -- 9.5%
                       Atlantic Richfield Co. .....................................        300      17,213
                       Bp Amoco Plc................................................      1,191      96,620
                       Chevron Corp. ..............................................      1,000      74,750
                       Conoco, Inc., Class A+......................................      3,900      77,756
                       Exxon Corp. ................................................      1,300      91,569
                       Mobil Corp. ................................................      1,100      96,456
                       Royal Dutch Petroleum Co. ..................................      1,200      48,075
                                                                                                -----------
                                                                                                   502,439
                                                                                                -----------
                       FINANCE -- 14.8%
                       Banks -- 8.1%
                       Bank of New York Co., Inc. .................................      3,100     110,050
                       BankAmerica Corp. ..........................................      1,000      66,875
                       First Union Corp. ..........................................      1,400      73,675
                       Mellon Bank Corp. ..........................................      1,500     100,500
                       National City Corp. ........................................      1,100      78,169
                       Financial Services -- 5.8%
                       American Express Co. .......................................      1,100     113,162
                       Associates First Capital Corp., Class A.....................      1,800      73,012
                       Federal National Mortgage Association.......................        800      58,300
                       Household International, Inc. ..............................      1,400      61,513
                       Insurance -- 0.9%
                       EXEL Ltd., Class A..........................................        700      44,669
                                                                                                -----------
                                                                                                   779,925
                                                                                                -----------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       ------------------------------------------------------------------------------------
                       HEALTHCARE -- 9.5%
                       Drugs -- 7.9%
                       American Home Products Corp. ...............................      1,400  $   82,162
                       Merck & Co., Inc. ..........................................        500      73,375
                       Pfizer, Inc. ...............................................        600      77,175
                       Pharmacia & Upjohn, Inc. ...................................      1,400      80,500
                       Schering-Plough Corp. ......................................      1,900     103,550

                       Medical Products -- 1.6%
                       Johnson & Johnson Co. ......................................      1,000      85,000
                                                                                                -----------
                                                                                                   501,762
                                                                                                -----------
                       INDUSTRIAL & COMMERCIAL -- 9.5%
                       Business Services -- 2.9%
                       Ecolab, Inc. ...............................................      2,600     100,750
                       ServiceMaster Co. ..........................................      2,900      55,281

                       Electrical Equipment -- 2.4%
                       General Electric Co. .......................................      1,200     125,850

                       Multi-Industry -- 1.5%
                       Minnesota Mining & Manufacturing Co. .......................      1,000      77,625

                       Transportation -- 2.7%
                       Knightsbridge Tankers Ltd. .................................      1,100      22,963
                       Union Pacific Corp. ........................................      2,300     118,306
                                                                                                -----------
                                                                                                   500,775
                                                                                                -----------
                       INFORMATION TECHNOLOGY -- 1.4%
                       Electronics -- 1.4%
                       Emerson Electric Co. .......................................      1,300      75,644
                                                                                                -----------
                       MATERIALS -- 2.1%
                       Chemicals -- 2.1%
                       du Pont (E.I.) de Nemours & Co. ............................      1,600      81,900
                       Lyondell Petrochemical Co. .................................      1,800      26,887
                                                                                                -----------
                                                                                                   108,787
                                                                                                -----------
                       REAL ESTATE -- 5.7%
                       Real Estate Investment Trusts -- 5.7%
                       Crescent Real Estate Equities Co. ..........................      1,800      38,137
                       Healthcare Realty Trust.....................................      2,300      52,325
                       Manufactured Home Communities, Inc. ........................      2,900      68,694
                       Meditrust Co. ..............................................      1,800      28,238
                       Simon Property Group, Inc. .................................      2,400      63,150
                       Weeks Corp. ................................................      1,900      52,250
                                                                                                -----------
                                                                                                   302,794
                                                                                                -----------
                       UTILITIES -- 6.2%
                       Electric Utilities -- 4.2%
                       Cinergy Corp. ..............................................      1,800      56,362
                       FPL Group, Inc. ............................................        800      43,900
                       Houston Industries, Inc. ...................................        900      27,338
                       Texas Utilities Co. ........................................      2,100      92,269

                       Gas & Pipeline Utilities -- 1.1%
                       Enron Corp. ................................................        900      59,400

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       ------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone -- 0.9%
                       Sprint Corp. ...............................................        600  $   50,100
                                                                                                -----------
                                                                                                   329,369
                                                                                                -----------
                       TOTAL COMMON STOCK (cost $3,892,542)........................              3,984,195
                                                                                                -----------
                                         PREFERRED STOCK -- 6.1%
                       ------------------------------------------------------------------------------------
                       FINANCE -- 0.9%
                       Insurance -- 0.9%
                       Aetna, Inc., Class C 6.25%..................................        600      48,075
                       HEALTHCARE -- 0.9%
                       Drugs -- 0.9%
                       Monsanto Co. 6.50%..........................................      1,000      48,875
                       INDUSTRIAL & COMMERCIAL -- 1.0%
                       Transportation -- 1.0%
                       Union Pacific Capital Trust 6.25%...........................      1,000      49,750
                       UTILITIES -- 1.8%
                       Electric Utilities -- 1.8%
                       Houston Industries, Inc. 7.00%..............................        900      95,737
                       INFORMATION TECHNOLOGY -- 1.5%
                       Telecommunications -- 1.5%
                       AirTouch Communications, Inc., Series C 4.25%...............        600      80,550
                                                                                                -----------
                       TOTAL PREFERRED STOCK (cost $266,214).......................                322,987
                                                                                                -----------
                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 6.6%                       AMOUNT
                       ------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.4%
                       Retail -- 1.4%
                       Rite Aid Corp. 5.25% 2002...................................    $50,000      73,750
                                                                                                -----------
                       HEALTHCARE -- 5.2%
                       Drugs -- 2.4%
                       Athena Neurosciences, Inc. 4.75% 2004.......................     75,000      86,625
                       Centocor, Inc. 4.75% 2005...................................     40,000      41,850

                       Health Services -- 2.8%
                       Columbia Healthcare Corp. 6.75% 2006........................     75,000      65,250
                       Healthsouth Corp. 3.25% 2003................................     50,000      42,250
                       Tenet Healthcare Corp. 6.00% 2005...........................     50,000      42,125
                                                                                                -----------
                                                                                                   278,100
                                                                                                -----------
                       TOTAL BONDS & NOTES (cost $357,561).........................                351,850
                                                                                                -----------
                       TOTAL INVESTMENT SECURITIES (cost $4,516,317)...............              4,659,032
                                                                                                -----------

                                                           ---------------------

                                                                                    PRINCIPAL
                                      REPURCHASE AGREEMENT -- 16.0%                   AMOUNT       VALUE
                       ------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 16.0%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 4.00%, dated 01/29/99 to be repurchased
                         02/01/99 in the amount of $846,282 and collateralized by
                         $615,000 of U.S. Treasury Bonds, bearing interest at
                         8.750%, due 05/15/17 and having an approximate aggregate
                         value of $866,767
                         (cost $846,000)...........................................   $846,000  $  846,000
                                                                                                -----------
                       TOTAL INVESTMENTS --
                         (cost $5,362,317)                                    104.1%              5,505,032
                       Liabilities in excess of other assets --                (4.1)               (217,874)
                                                                            -------             -----------
                       NET ASSETS --                                          100.0%             $5,287,158
                                                                            =======             ===========

              -----------------------------

              + Non-income producing securities

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE
    PORTFOLIO                           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                       COMMON STOCK -- 90.8%                                          SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.5%
                       Apparel & Textiles -- 0.9%
                       Ashworth, Inc. .............................................     4,700    $   25,262
                       Sport-Haley, Inc.+..........................................     2,400        21,000

                       Housing -- 3.3%
                       Global-Tech Appliances, Inc.+...............................     2,900        14,500
                       Quaker Fabric Corp.+........................................     5,700        24,403
                       Shelby Williams Industries, Inc. ...........................     2,200        29,150
                       Stanley Furniture Co., Inc.+................................     2,700        59,400
                       Thomas Industries, Inc. ....................................     2,100        38,588

                       Retail -- 3.3%
                       Huffy Corp. ................................................     3,400        49,300
                       Piercing Pagoda, Inc.+......................................     2,600        25,350
                       Topps Co., Inc. ............................................     9,700        47,287
                       Video Update, Inc., Class A+................................     7,100        11,094
                       Whitehall Jewellers, Inc.+..................................     2,000        33,000
                                                                                                 -----------
                                                                                                    378,334
                                                                                                 -----------
                       CONSUMER STAPLES -- 3.3%
                       Food, Beverage & Tobacco -- 3.3%
                       Michael Foods, Inc. ........................................     2,000        44,750
                       Performance Food Group Co.+.................................     2,000        58,875
                       Suiza Foods Corp.+..........................................     1,700        60,456
                                                                                                 -----------
                                                                                                    164,081
                                                                                                 -----------
                       ENERGY -- 1.5%
                       Energy Services -- 1.0%
                       Atwood Oceanics, Inc.+......................................       400         7,950
                       Newpark Resources, Inc.+....................................     8,200        42,025

                       Energy Sources -- 0.5%
                       Basin Exploration, Inc.+....................................     2,000        23,500
                                                                                                 -----------
                                                                                                     73,475
                                                                                                 -----------
                       FINANCE -- 16.8%
                       Banks -- 6.2%
                       Astoria Financial Corp. ....................................       600        27,450
                       Community First Bank........................................       700        13,606
                       First Republic Bank+........................................     2,100        51,188
                       T R Financial Corp. ........................................     2,500        94,531
                       UST Corp. ..................................................     2,100        48,431
                       Webster Financial Corp. ....................................     2,600        77,675

                       Financial Services -- 1.0%
                       American Bank Note Holographics, Inc.+......................     2,000         3,625
                       Franchise Mortgage Acceptance Co.+..........................     7,000        45,719

                       Insurance -- 9.6%
                       ARM Financial Group, Inc. ..................................     3,600        66,375
                       Delphi Financial Group, Inc. ...............................     1,700        85,212
                       Enhance Financial Services Group, Inc. .....................     4,300       107,500

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Farm Family Holdings, Inc.+.................................     1,500    $   48,750
                       LaSalle Re Holdings Ltd. ...................................     2,300        42,550
                       Penn Treaty American Corp.+.................................     3,200        75,600
                       Philadelphia Consolidated Holding Corp.+....................     2,400        57,825
                                                                                                 -----------
                                                                                                    846,037
                                                                                                 -----------
                       HEALTHCARE -- 7.6%
                       Drugs -- 1.0%
                       PAREXAL International Corp.+................................     1,900        49,400

                       Health Services -- 0.3%
                       Diagnostic Health Services, Inc.+...........................     6,300        17,128

                       Medical Products -- 6.3%
                       Cholestech Corp.+...........................................     4,300        13,438
                       Cooper Companies, Inc.+.....................................     4,700        70,500
                       Lifecore Biomedical, Inc.+..................................     5,300        55,650
                       Mentor Corp. ...............................................     3,900        71,662
                       PolyMedica Corp.+...........................................     3,900        34,125
                       Respironics, Inc.+..........................................     1,900        29,213
                       Spacelabs, Inc.+............................................     1,900        41,325
                                                                                                 -----------
                                                                                                    382,441
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 22.1%
                       Aerospace & Military Technology -- 1.0%
                       Alliant Techsystems, Inc.+..................................       600        52,650

                       Business Services -- 10.2%
                       Alternative Resources Corp.+................................     6,500        83,687
                       Applied Graphics Technologies, Inc.+........................     3,800        54,625
                       Aqua Alliance, Inc., Class A+...............................    16,000        28,000
                       Borg-Warner Security Corp.+.................................     6,900       136,275
                       Budget Group, Inc., Class A+................................     2,300        32,919
                       Fingerhut Cos., Inc.........................................     5,000       105,000
                       Simpson Manufacturing Co., Inc.+............................       900        34,369
                       Staff Leasing, Inc.+........................................     3,200        38,800

                       Electrical Equipment -- 2.6%
                       AFC Cable Systems, Inc.+....................................     3,700       130,425

                       Machinery -- 5.8%
                       Bonded Motors, Inc.+........................................     1,500         5,437
                       Bridgeport Machines, Inc.+..................................     2,800        17,500
                       Brown & Sharpe Manufacturing Co.+...........................     4,500        34,875
                       Dura Automotive Systems, Inc.+..............................     2,400        77,100
                       Edelbrock Corp.+............................................     1,700        24,650
                       Excel Industries, Inc. .....................................     1,700        41,544
                       MagneTek, Inc.+.............................................     4,190        48,709
                       Park-Ohio Holdings Corp.+...................................     1,500        24,750
                       Walbro Corp.+...............................................     2,000        17,250

                       Multi-Industry -- 0.9%
                       Tredegar Industries, Inc. ..................................     1,600        42,900

                       Transportation -- 1.6%
                       Nordic American Tanker Shipping Ltd. .......................     3,200        34,400
                       Willis Lease Finance Corp.+.................................     2,700        45,900
                                                                                                 -----------
                                                                                                  1,111,765
                                                                                                 -----------

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 3.3%
                       Broadcasting & Media -- 1.6%
                       Merrill Corp. ..............................................     5,000    $   80,625

                       Leisure & Tourism -- 1.7%
                       Buffets, Inc.+..............................................     4,200        38,063
                       Landry's Seafood Restaurants, Inc.+.........................     6,500        46,312
                                                                                                 -----------
                                                                                                    165,000
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 18.3%
                       Computers & Business Equipment -- 2.6%
                       BancTec, Inc.+..............................................     2,700        35,100
                       Pomeroy Computer Resources, Inc.+...........................     1,900        40,375
                       Vanstar Corp.+..............................................     6,600        54,038

                       Electronics -- 5.7%
                       FEI Co.+....................................................     3,800        41,800
                       Innovex, Inc. ..............................................     3,300        63,113
                       Moog, Inc., Class A+........................................     3,300       123,337
                       Pioneer Standard Electrics, Inc. ...........................     2,700        24,131
                       Unitrode Corp.+.............................................     2,300        36,800

                       Software -- 6.8%
                       Brightstar Information Technology Group, Inc.+..............     3,600        35,100
                       Inprise Corp. ..............................................     8,500        43,562
                       RadiSys Corp.+..............................................     2,800        84,700
                       Sapiens International Corp. NV+.............................     3,600        31,950
                       Sybase, Inc.+...............................................     6,500        66,219
                       System Software Associates, Inc.+...........................    14,900        78,225

                       Telecommunications -- 3.2%
                       Comdial Corp.+..............................................     2,900        21,025
                       Mosaix, Inc.+...............................................     6,800        63,750
                       Network Equipment Technologies, Inc.+.......................     4,500        42,469
                       Norstan, Inc.+..............................................     2,800        34,650
                                                                                                 -----------
                                                                                                    920,344
                                                                                                 -----------
                       MATERIALS -- 3.3%
                       Chemicals -- 0.6%
                       BOLDER Technologies Corp.+..................................     1,500        20,836
                       CPAC, Inc. .................................................     2,300        10,925

                       Metals & Minerals -- 2.7%
                       Dayton Superior Corp., Class A+.............................     2,000        38,875
                       FiberMark, Inc. ............................................     1,500        18,000
                       L.B. Foster Co. ............................................     3,300        17,738
                       Northwest Pipe Co.+.........................................     1,500        25,312
                       Synthetic Industries, Inc.+.................................     1,900        33,962
                                                                                                 -----------
                                                                                                    165,648
                                                                                                 -----------
                       REAL ESTATE -- 4.3%
                       Real Estate Investment Trusts -- 4.3%
                       Chelsea GCA Realty, Inc. ...................................     1,500        49,031
                       Highwoods Properties, Inc. .................................     1,300        31,363
                       Lexington Corporate Properties Trust........................     2,900        34,981
                       Shurgard Storage Centers, Inc., Class A.....................     2,600        66,138
                       Walden Residential Properties, Inc. ........................     1,800        35,775
                                                                                                 -----------
                                                                                                    217,288
                                                                                                 -----------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       UTILITIES -- 2.8%
                       Electric Utilities -- 2.8%
                       El Paso Electric Co.+.......................................     4,100    $   33,313
                       TNP Enterprises, Inc. ......................................     1,200        42,675
                       UniSource Energy Corp.+.....................................     5,400        61,762
                                                                                                 -----------
                                                                                                    137,750
                                                                                                 -----------
                       TOTAL INVESTMENT SECURITIES (cost $4,563,251)...............               4,562,163
                                                                                                 -----------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 7.5%                                   AMOUNT
                       -------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 7.5%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 4.00%, dated 01/29/99, to be repurchased
                         02/01/99 in the amount of $375,125 and collateralized by
                         $310,000 of U.S. Treasury Bonds, bearing interest at
                         6.875%, due 08/15/25 and having an approximate aggregate
                         value of $385,159
                         (cost $375,000)...........................................  $375,000        375,000
                                                                                                 -----------
                       TOTAL INVESTMENTS --
                         (cost $4,938,251)                                  98.3%                  4,937,163
                       Other assets less liabilities --                      1.7                      86,873
                                                                          ------                 -----------
                       NET ASSETS --                                       100.0%                $ 5,024,036
                                                                          ======                 ===========

              -----------------------------

              + Non-income producing securities

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST--FIRST AMERICAN ASSET MANAGEMENT PORTFOLIOS STATEMENT OF ASSETS AND LIABILITIES
    JANUARY 31, 1999

                                                                   EQUITY           EQUITY         SMALL
                                                                    INDEX           INCOME     COMPANY VALUE
   --------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $10,808,384      $4,659,032     $4,562,163
   Repurchase agreements (cost equals market)..................      352,000         846,000        375,000
   Cash........................................................          781             479            922
   Receivables for--
     Dividends and accrued interest............................        9,324          17,258          2,587
     Sales of investments......................................           --              --        102,555
   Due from Adviser............................................       14,867          14,604         14,044
                                                                 ------------------------------------------------
                                                                  11,185,356       5,537,373      5,057,271
                                                                 ------------------------------------------------
   LIABILITIES:
   Payables for--
     Management fees...........................................        3,694           2,900          4,359
     Purchases of investments..................................           --         233,858         15,511
   Other accrued expenses......................................       13,949          13,457         13,365
                                                                 ------------------------------------------------
                                                                      17,643         250,215         33,235
                                                                 ------------------------------------------------
   NET ASSETS..................................................  $11,167,713      $5,287,158     $5,024,036
                                                                 ================================================
   Shares of beneficial interest outstanding (unlimited shares
     authorized)...............................................    1,001,398         501,433        500,959
   Net asset value per share...................................  $     11.15      $    10.54     $    10.03
                                                                 ================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in.............................................  $10,008,771      $5,008,771     $5,003,771
   Accumulated undistributed net investment income.............        2,074           4,309             --
   Accumulated undistributed net realized gain on
     investments...............................................            3         131,363         21,353
   Unrealized appreciation (depreciation) on investments.......    1,156,865         142,715         (1,088)
                                                                 ------------------------------------------------
                                                                 $11,167,713      $5,287,158     $5,024,036
                                                                 ================================================
   ---------------
   * Cost
    Investment securities......................................  $ 9,651,519      $4,516,317     $4,563,251
                                                                 ================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST--FIRST AMERICAN ASSET MANAGEMENT PORTFOLIOS STATEMENT OF OPERATIONS
    FOR THE PERIOD DECEMBER 14, 1998 THROUGH JANUARY 31, 1999

                                                                   EQUITY       EQUITY         SMALL
                                                                   INDEX#      INCOME#     COMPANY VALUE#
   ----------------------------------------------------------------------------------------------------------
   INCOME:
     Interest..................................................  $    5,273    $  7,049       $  6,499
     Dividends.................................................      13,496      12,675          3,916
                                                                 --------------------------------------------
         Total income*.........................................      18,769      19,724         10,415
                                                                 --------------------------------------------
   EXPENSES:
     Custodian fees............................................       6,144       5,651          5,520
     Management fees...........................................       5,763       4,546          6,831
     Auditing fees.............................................       5,685       5,685          5,685
     Reports to investors......................................       1,010       1,010          1,010
     Organizational expenses...................................       6,229       6,229          6,229
     Legal fees................................................         735         735            735
     Trustees' fees............................................         147         147            147
     Other expenses............................................         245         245            245
                                                                 --------------------------------------------
       Total expenses before reimbursement and custody
        credits................................................      25,958      24,248         26,402
       Expenses reimbursed by the investment adviser...........     (18,015)    (17,588)       (16,709)
       Custody credits earned on cash balances.................         (19)        (16)          (130)
                                                                 --------------------------------------------
   Net investment income.......................................      10,845      13,080            852
                                                                 --------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments..........................           3     131,363         24,272
     Change in unrealized appreciation/depreciation on
       investments.............................................   1,156,865     142,715         (1,088)
                                                                 --------------------------------------------
   Net realized and unrealized gain on investments.............   1,156,868     274,078         23,184
                                                                 --------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $1,167,713    $287,158       $ 24,036
                                                                 ============================================
   ---------------
   * Net of foreign withholding taxes on interest and dividends
     of........................................................  $        2    $     --       $    154
                                                                 ============================================
   # Commenced operations December 14, 1998

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST--FIRST AMERICAN ASSET MANAGEMENT PORTFOLIOS STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD DECEMBER 14, 1998 THROUGH JANUARY 31, 1999

                                                                    EQUITY         EQUITY          SMALL
                                                                    INDEX#        INCOME#      COMPANY VALUE#
   --------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.......................................  $     10,845    $   13,080      $      852
   Net realized gain on investments............................             3       131,363          24,272
   Change in unrealized appreciation/depreciation on
     investments...............................................     1,156,865       142,715          (1,088)
                                                                 ------------------------------------------------
   Net increase in net assets resulting from operations........     1,167,713       287,158          24,036
                                                                 ------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income......................       (15,000)      (15,000)        (10,000)
     Distribution from net realized gain on investments........            --            --              --
                                                                 ------------------------------------------------
   Total dividends and distributions to shareholders...........       (15,000)      (15,000)        (10,000)
                                                                 ------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold...................................    10,000,000     5,000,000       5,000,000
   Proceeds from shares issued for reinvestment of dividends
     and distributions.........................................        15,000        15,000          10,000
   Cost of shares repurchased..................................            --            --              --
                                                                 ------------------------------------------------
   Increase in net assets resulting from capital share
     transactions..............................................    10,015,000     5,015,000       5,010,000
                                                                 ------------------------------------------------
   TOTAL INCREASE IN NET ASSETS................................    11,167,713     5,287,158       5,024,036
   NET ASSETS:
   Beginning of period.........................................            --            --              --
                                                                 ------------------------------------------------
   End of period...............................................  $ 11,167,713    $5,287,158      $5,024,036
                                                                 ================================================

   ---------------
   Undistributed net investment loss...........................  $      2,074    $    4,309      $       --
                                                                 ================================================
   Shares issued and repurchased:
   Sold........................................................     1,000,000       500,000         500,000
   Issued in reinvestment of dividends and distributions.......         1,398         1,433             959
   Repurchased.................................................            --            --              --
                                                                 ------------------------------------------------
   Net increase................................................     1,001,398       501,433         500,959
                                                                 ================================================
   # Commenced operations December 14, 1998

    See Notes to Financial Statements

                                                           ---------------------

---------------------

NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust ("the Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Life Company"), organized under the laws of the state of Arizona and by FS Variable Separate Account (the "FS Account"), a separate account of First SunAmerica Life Insurance Company ("FS Life Company"), organized under the laws of the state of New York.

  The Trust issues separate series of shares ("the Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. This report does not include all of the portfolios of the SunAmerica Series Trust. It includes only those portfolios that are available as part of the annuity contract in which you have invested. The Trustees may establish additional series in the future. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for the portfolios included in this report are as follows:

The EQUITY INDEX PORTFOLIO seeks investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500) by investing primarily in common stocks included in the S&P 500.

The EQUITY INCOME PORTFOLIO seeks long-term capital appreciation and income by investing primarily in equity securities that are expected to pay above-average dividends.

The SMALL COMPANY VALUE PORTFOLIO seeks capital appreciation by investing in a broadly diversified portfolio of equity securities of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and
---------------------
foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As is customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated to all the portfolios comprising the Sun America Series Trust based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the period December 14, 1998 through January 31, 1999, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                 ACCUMULATED              ACCUMULATED
                                                              UNDISTRIBUTED NET        UNDISTRIBUTED NET     PAID-IN
                                                           INVESTMENT INCOME/(LOSS)   REALIZED GAIN/(LOSS)   CAPITAL
                                                              ---------------------------------------------------

Equity Index.............................................           $6,229                  $    --          $(6,229)
Equity Income............................................            6,229                       --           (6,229)
Small Company Value......................................            9,148                   (2,919)          (6,229)

3. OPERATING POLICIES:

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities and repurchase agreements at January 31, 1999, were as follows:

                                                              AGGREGATE    AGGREGATE
                                                              UNREALIZED   UNREALIZED   GAIN/(LOSS)     COST OF
                                                                 GAIN         LOSS          NET       INVESTMENTS
                                                              ---------------------------------------------------
Equity Index................................................  $1,330,917    $174,052    $1,156,865    $10,003,519
Equity Income...............................................     299,427     156,712       142,715      5,362,317
Small Company Value.........................................     306,362     307,450        (1,088)     4,938,251

5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, pursuant to Subadvisory Agreements described below, the subadviser, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs;
                                                           ---------------------
furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated at the following annual percentages of each Portfolio's assets:

                      MANAGEMENT
                         FEES
     PORTFOLIO       (% OF ASSETS)
-------------------  -------------
Equity Index             0.40%
Equity Income            0.65%
Small Company Value      1.00%

  First American Asset Management (FAAM) acts as the subadviser to the portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, FAAM manages the investment and reinvestment of the assets of the Portfolios. FAAM is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

  The subadvisory fees which are paid to FAAM by SAAMCO are as follows:

                      SUBADVISORY
                         FEES
     PORTFOLIO       (% OF ASSETS)
-------------------  -------------
Equity Index            0.125%
Equity Income            0.30%
Small Company Value      0.80%

  The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolio's average net assets: Equity Index, Equity Income and Small Company Value. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

  At January 31, 1999, the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                           BALANCE
                                                               AMOUNT     SUBJECT TO
                                                              RECOUPED    RECOUPMENT
                                                              --------    ----------
Equity Index................................................       --      $18,015
Equity Income...............................................       --       17,588
Small Company Value.........................................       --       16,709

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the period December 14, 1998 through January 31, 1999, was as follows:

                                                                                                   SMALL
                                                              EQUITY INDEX    EQUITY INCOME    COMPANY VALUE
                                                              ----------------------------------------------
Purchases of portfolio securities (excluding U.S. government
  securities)...............................................   $9,537,237      $5,047,917       $4,823,265
Sales of portfolio securities (excluding U.S. government
  securities)...............................................           58         663,296          284,286
Purchases of U.S. government securities.....................      114,297              --               --
Sales of U.S. government securities.........................           --              --               --

---------------------

---------------------

FINANCIAL HIGHLIGHTS*

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         NET                                    TOTAL
                                                        ASSET       NET       NET REALIZED       FROM
                                                        VALUE     INVEST-     & UNREALIZED     INVEST-
                      PERIOD                          BEGINNING     MENT        GAIN ON          MENT
                      ENDED                           OF PERIOD   INCOME**    INVESTMENTS     OPERATIONS
--------------------------------------------------------------------------------------------------------
Equity Index Portfolio

12/14/98-
1/31/99                                                $10.00      $0.01         $1.17          $1.18

Equity Income Portfolio

12/14/98-
1/31/99                                                 10.00       0.03          0.54           0.57

Small Company Value Portfolio

12/14/98-
1/31/99                                                 10.00         --          0.05           0.05

                                                      DIVIDENDS      DIVIDENDS     NET                   NET
                                                    DECLARED FROM    FROM NET     ASSET                ASSETS
                                                         NET         REALIZED     VALUE                END OF
                      PERIOD                         INVESTMENT       GAIN ON     END OF     TOTAL     PERIOD
                      ENDED                            INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
--------------------------------------------------  ----------------------------------------------------------
Equity Index Portfolio
12/14/98-
1/31/99                                             $      (0.03)     $   --      $11.15     11.81%    $11,168
Equity Income Portfolio
12/14/98-
1/31/99                                                    (0.03)         --       10.54      5.70       5,287
Small Company Value Portfolio
12/14/98-
1/31/99                                                    (0.02)         --       10.03      0.49       5,024


                                                     RATIO OF
                                                    EXPENSES TO
                      PERIOD                        AVERAGE NET
                      ENDED                           ASSETS
--------------------------------------------------  ---------------
Equity Index Portfolio
12/14/98-
1/31/99                                                  0.55%+++
Equity Income Portfolio
12/14/98-
1/31/99                                               0.95+++
Small Company Value Portfolio
12/14/98-
1/31/99                                               1.40+++

                                                    RATIO OF NET
                                                     INVESTMENT
                                                     INCOME TO
                      PERIOD                        AVERAGE NET        PORTFOLIO
                      ENDED                            ASSETS          TURNOVER
--------------------------------------------------  ----------------------------
Equity Index Portfolio
12/14/98-
1/31/99                                                   0.75%+++          0%
Equity Income Portfolio
12/14/98-
1/31/99                                                1.87+++             14%
Small Company Value Portfolio
12/14/98-
1/31/99                                                0.12+++              6%

   *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   +  Annualized

   ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses, including custody credits, had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                 NET
                                                                             INVESTMENT
                                                                EXPENSES    INCOME (LOSS)
                                                                  1999          1999
                                                                --------    -------------
Equity Index Portfolio......................................      1.80%         (0.50)%
Equity Income Portfolio.....................................      3.47          (0.65)
Small Company Value Portfolio...............................      3.87          (2.35)

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF SUNAMERICA SERIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Index Portfolio, Equity Income Portfolio and Small Company Value Portfolio (constituting three portfolios of the SunAmerica Series Trust, hereafter referred to as the "Fund") at January 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period December 14, 1998, commencement of operations, through January 31,1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
March 19, 1999

---------------------

---------------------

SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information required to be provided to the shareholders based upon each Portfolio's income and distributions for the period December 1, 1998 through January 31, 1999.

During the period December 1, 1998 through January 31, 1999, the Portfolio's paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                              NET            NET             NET        QUALIFYING % FOR THE
                                                 TOTAL     INVESTMENT    SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                               DIVIDENDS     INCOME     CAPITAL GAINS   CAPITAL GAINS    RECEIVED DEDUCTION
                                               ---------   ----------   -------------   -------------   --------------------
Equity Index Portfolio.......................    $0.03       $0.03        -- $            -- $              --%
Equity Income Portfolio......................     0.03        0.03        --              --                --
Small Company Value..........................     0.02        0.02        --              --                --

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDER INFORMATION (UNAUDITED)

SUPPLEMENTAL PROXY INFORMATION: A Special Meeting of the Shareholders of the SunAmerica Series Trust Portfolio's was held on December 30, 1998. Each of the applicable Portfolio voted in favor of adopting the following proposals, therefore, the results are aggregated for the Portfolio unless otherwise specified.

1. To elect a slate of four members to the Board of Trustees to hold office until their successors are duly elected and qualified.

                                                               VOTES IN       VOTES
                                                               FAVOR OF     ABSTAINED
                                                               --------     ---------
James K. Hunt...............................................  440,055,253   8,968,260
Monica C. Lozano............................................  440,055,253   8,968,260
Allan L. Sher...............................................  440,055,253   8,968,260
William M. Wardlaw..........................................  440,055,253   8,968,260

2.  To ratify the selection of independent accountants.

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
423,683,198                   5,639,596                    19,700,675

---------------------

                                                           ---------------------
[LOGO] SUNAMERICA
       1 SunAmerica Center                                       BULK RATE
       Los Angeles, California 90067-6022
                                                               U.S. POSTAGE
                                                                   PAID
                                                                TOWNE, INC.

                                                           ---------------------



THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
                                A-1411-PP (3/99)